Debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings By Type [Abstract]
Summary of types of Borrowings both Current and Non-current

	2021			2020
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	131	–	131	307	–	307
Term debt	32	3,410	3,442	–	4,147	4,147
Lease liabilities	69	139	208	92	183	275
Term debt in fair value hedging relationships	–	2,161	2,161	448	1,721	2,169
Term debt previously in fair value hedging relationships	–	225	225	–	225	225
Total	232	5,935	6,167	847	6,276	7,123

Summary of Repayment Years for Borrowings
Analysis by year of repayment

	2021				2020
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	131	32	69	232	307	448	92	847
Within 1 to 2 years	–	641	40	681	–	32	47	79
Within 2 to 3 years	–	1,012	37	1,049	–	651	44	695
Within 3 to 4 years	–	628	29	657	–	1,082	37	1,119
Within 4 to 5 years	–	626	17	643	–	673	28	701
After 5 years	–	2,889	16	2,905	–	3,655	27	3,682
After 1 year	–	5,796	139	5,935	–	6,093	183	6,276
Total	131	5,828	208	6,167	307	6,541	275	7,123

Analysis of Borrowings by Currency
Analysis by currency

	2021				2020
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollar	68	2,691	79	2,838	228	2,751	120	3,099
Pound sterling	–	–	51	51	9	–	60	69
Euro	15	3,137	47	3,199	20	3,790	61	3,871
Other currencies	48	–	31	79	50	–	34	84
Total	131	5,828	208	6,167	307	6,541	275	7,123